DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue, by arrangement, disclosure

	As of December 31,
	2018	2019
	RMB	RMB
Deferred merchandise revenue	337,166	129,224
Deferred membership program revenue	209,809	42,438
Deferred marketplace revenue	—	9,800
Deferred other revenue	—	366

	546,975	181,828